1
The Gabelli Focused Growth and Income Fund
Schedule of Investments — December 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 92.1%
Automotive: Parts and Accessories  — 6.8%
6,000 Aptiv plc† ................................................. $ 362,880
175,475 Dana Inc. ................................................. 2,028,491
62,072 Stellantis NV ............................................ 810,040
3,201,411
Building and Construction  — 2.3%
5,750 Herc Holdings Inc. .................................... 1,088,647
Computer Software and Services  — 1.6%
4,000 Alphabet Inc., Cl. C ................................... 761,760
Energy and Utilities  — 31.2%
176,000 Energy Transfer LP ................................... 3,447,840
112,500 Enterprise Products Partners LP ............... 3,528,000
75,000 Kinder Morgan Inc. ................................... 2,055,000
53,000 New Fortress Energy Inc. .......................... 801,360
201,065 NextEra Energy Partners LP ...................... 3,578,957
27,500 TXNM Energy Inc. .................................... 1,352,175
14,763,332
Financial Services  — 6.5%
14,000 Apollo Global Management Inc. ................ 2,312,240
6,000 Morgan Stanley ........................................ 754,320
3,066,560
Food and Beverage  — 4.8%
120,000 Maple Leaf Foods Inc. .............................. 1,698,007
8,000 Mondelēz International Inc., Cl. A .............. 477,840
1,000 Post Holdings Inc.† .................................. 114,460
2,290,307
Health Care  — 4.1%
5,000 AbbVie Inc. .............................................. 888,500
45,000 Option Care Health Inc.† ........................... 1,044,000
1,932,500
Metals and Mining  — 1.8%
22,500 Newmont Corp. ........................................ 837,450
Real Estate Investment Trusts  — 21.3%
160,000 Blackstone Mortgage Trust Inc., Cl. A ........ 2,785,600
184,901 Franklin BSP Realty Trust Inc. ................... 2,318,658
66,044 Medical Properties Trust Inc. .................... 260,874
6,000 Simon Property Group Inc. ....................... 1,033,260
125,705 VICI Properties Inc. .................................. 3,671,843
10,070,235
Specialty Chemicals  — 0.5%
3,000 International Flavors & Fragrances Inc. ..... 253,650
Telecommunications  — 11.2%
151,000 AT&T Inc. ................................................. 3,438,270
78,997 ATN International Inc. ............................... 1,327,940
4,000 GCI Liberty Inc., Escrow†(a) ..................... 0
Shares
Market
Value
2,500 T-Mobile US Inc. ...................................... $ 551,825
5,318,035
TOTAL COMMON STOCKS .................. 43,583,887
PREFERRED STOCKS  — 7.9%
Diversified Industrial  — 1.7%
8,435 Babcock & Wilcox Enterprises Inc.,
8.125%, 02/28/26 ................................. 186,414
25,018 Steel Partners Holdings LP, Ser. A,
6.000%, 02/07/26 ................................. 606,686
793,100
Financial Services  — 0.5%
25,626 Greenidge Generation Holdings Inc.,
8.500%, 10/31/26 ................................. 231,915
Retail  — 5.7%
77,916 Qurate Retail Inc., 8.000%, 03/15/31 ........ 2,688,102
TOTAL PREFERRED STOCKS ............... 3,713,117
TOTAL INVESTMENTS — 100.0%
(Cost $34,742,731) ............................... $ 47,297,004
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.